CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
CURRENT AND DEFERRED TAXES

NOTE 18 - CURRENT AND DEFERRED TAXES

In the year ended December 31, 2018, the income tax provision was calculated for such period, applying the partially integrated taxation system and a rate of 27%, in accordance with the Law No. 20,780 published in the Official Journal of the Republic of Chile on September 29, 2014.

The effect in the income statement for deferred tax corresponds to the variation of the year, of the assets and liabilities for deferred taxes generated by temporary differences and tax losses.

There are the permanent differences that give rise to an accounting value of the assets and liabilities other than their tax value, no deferred tax has been recorded since they are caused by transactions that are recorded in the financial statements and that will not affect the expense tax for income tax.

(a)	Current taxes

(a.1)	The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provisional monthly payments (advances)	48,480	65,257	-	-	48,480	65,257
Other recoverable credits	20,654	12,730	757	17,532	21,411	30,262
Total assets by current tax	69,134	77,987	757	17,532	69,891	95,519

(a.2)	The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Income tax provision	3,738	3,511	-	-	3,738	3,511
Total liabilities by current tax	3,738	3,511	-	-	3,738	3,511

(b)	Deferred taxes

The balances of deferred tax are the following:

	Assets		Liabilities
	As of	As of	As of	As of
Concept	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Depreciation	225,967	210,855	1,225,199	1,401,277
Leased assets	(75,136)	(103,201)	508,128	275,142
Amortization	(983)	(484)	55,880	54,335
Provisions	(38,303)	(9,771)	(75,631)	690
Revaluation of financial instruments	445	(734)	458	(4,484)
Tax losses	170,980	290,973	(1,198,170)	(1,188,586)
Intangibles	-	-	351,238	406,536
Others	(9,643)	(23,617)	5,019	4,787
Total	273,327	364,021	872,121	949,697

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(a)	From January 1 to December 31, 2016

	Opening	Recognized in	Recognized in	Exchange		Ending
	balance	consolidated	comprehensive	rate		balance
	Assets/(liabilities)	income	income	variation	Others	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,130,991)	(241,435)	-	(3,599)	-	(1,376,025)
Leased assets	(251,302)	14,833	-	(3,289)	-	(239,758)
Amortization	(71,164)	(4,375)	-	(1,941)	-	(77,480)
Provisions	378,537	(149,969)	921	53,448	(1,568)	281,369
Revaluation of financial instruments	8,284	28,294	(34,695)	1,340	-	3,223
Tax losses (*)	1,009,782	304,892	-	14,062	-	1,328,736
Intangibles	(364,314)	4,131	-	(70,522)	-	(430,705)
Others	(13,802)	(30,185)	-	22,234	1,214	(20,539)

Total	(434,970)	(73,814)	(33,774)	11,733	(354)	(531,179)

(b)	From January 1 to December 31, 2017

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,376,025)	185,282	-	322	(1,190,421)
Leased assets	(239,758)	(138,879)	-	294	(378,343)
Amortization	(77,480)	22,486	-	174	(54,820)
Provisions	281,369	(286,267)	(785)	(4,778)	(10,461)
Revaluation of financial instruments	3,223	2,417	(1,770)	(120)	3,750
Tax losses (*)	1,328,736	152,081	-	(1,257)	1,479,560
Intangibles	(430,705)	24,436	-	(267)	(406,536)
Others	(20,539)	(7,547)	-	(319)	(28,405)

Total	(531,179)	(45,991)	(2,555)	(5,951)	(585,676)

(c)	From January 1 to December 31, 2018

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,190,421)	188,052	-	3,137	(999,232)
Leased assets	(378,343)	(207,787)	-	2,866	(583,264)
Amortization	(54,820)	(3,735)	-	1,692	(56,863)
Provisions	(10,461)	92,804	1,567	(46,582)	37,328
Revaluation of financial instruments	3,750	(2,326)	(269)	(1,168)	(13)
Tax losses (*)	1,479,560	(98,154)	-	(12,256)	1,369,150
Intangibles	(406,536)	20,000	-	35,298	(351,238)
Others	(28,405)	16,853	-	(3,110)	(14,662)

Total	(585,676)	5,707	1,298	(20,123)	(598,794)

Deferred tax assets not recognized:	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Tax losses	137,761	81,155
Total Deferred tax assets not recognized	137,761	81,155

Deferred tax assets due to negative tax results are recognized to the extent that the corresponding tax benefit is probable in the future. As a result, as of December 31, 2018, the Company no longer recognizes deferred tax assets for ThUS $ 137,761 (ThUS $ 81,155 as of December 31, 2017) with respect to losses of ThUS $ 447,150 (ThUS $ 247,920 at December 31, 2017), additionally, and after the re-evaluation of the financial and fiscal projections, it has written off during the year ThUS $ 46,492 that were no longer considered recoverable.

Deferred tax expense and current income taxes:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Current tax expense
Current tax expense	77,713	127,024	87,307
Adjustment to previous period’s current tax	362	489	2,083
Total current tax expense, net	78,075	127,513	89,390

Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	5,707	45,991	73,814
Total deferred tax expense, net	5,707	45,991	73,814
Income tax expense	83,782	173,504	163,204

Composition of income tax expense (income):

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Current tax expense, net, foreign	65,850	100,657	80,600
Current tax expense, net, Chile	12,225	26,856	8,790
Total current tax expense, net	78,075	127,513	89,390
Deferred tax expense, net, foreign	58,271	21,846	119,175
Deferred tax expense, net, Chile	(52,564)	24,145	(45,361)
Deferred tax expense, net, total	5,707	45,991	73,814
Income tax expense	83,782	173,504	163,204

Profit before tax by the legal tax rate in Chile (27% and 25.5% at December 31, 2018 and 2017, respectively)

	For the year ended			For the year ended
	December 31,			December 31,
	2018	2017	2016	2018	2017	2016
	ThUS$	ThUS$	ThUS$	%	%	%

Tax expense using the legal rate	80,198	95,425	65,449	27.00	25.50	24.00
Tax effect by change in tax rate	5,587	897	-	1.88	0.24	-
Tax effect of rates in other jurisdictions	3,287	42,326	16,333	1.11	11.31	5.99
Tax effect of non-taxable operating revenues	(3,076)	(44,593)	(62,419)	(1.04)	(11.92)	(22.89)
Tax effect of disallowable expenses	61,295	35,481	132,469	20.64	9.48	48.58
Tax effect of due to the non-use of tax losses	46,492	211	-	15.65	0.06	-
Other increases (decreases) in legal tax charge	(110,001)	43,757	11,372	(37.03)	11.69	4.17
Total adjustments to tax expense using the legal rate	3,584	78,079	97,755	1.21	20.86	35.85
Tax expense using the effective rate	83,782	173,504	163,204	28.21	46.36	59.85

Thus, at December 31, 2018 the Company presents the reconciliation of income tax expense and legal tax rate considering the rate increase.

Other increases (decreases) in legal tax charges (US$ 110 millions) mainly includes the effect of the decrease in deferred tax liabilities (US$ 172.9 millions) that occurs at the anticipated end of the financing of aircraft that were in leasing with related companies outside of Chile; and other adjustments for permanent differences in the other group companies (US$ 62.9 millions).

Deferred taxes related to items charged to net equity:

	For the year ended
	December 31,
	2018	2017
	ThUS$	ThUS$

Aggregate deferred taxation of components of other comprehensive income	1,298	(2,555)